Cost of sales	12 Months Ended
Dec. 31, 2017
Disclosure of cost of sales before impairment of non-current assets [Abstract]
Disclosure of cost of sales [text block]
26.	Cost of sales

The following is the cost of sales breakdown by function for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Variable costs
Imported products (1)	11,637,419	12,049,477	12,935,878
Depreciation, amortization and depletion	5,765,186	5,333,245	5,166,455
Purchases of hydrocarbons - ANH (2)	4,338,576	3,178,199	3,741,010
Purchases of crude in association and concession	2,240,704	1,517,829	1,928,938
Process materials	889,122	608,535	366,454
Hydrocarbon transport services	665,714	783,307	1,380,733
Electric energy	561,424	618,675	424,920
Purchases of other products and gas	488,056	519,884	703,163
Taxes and contributions (3)	449,959	478,332	481,029
Services contracted in associations	195,689	305,326	563,032
Others (4)	(663,916)	(432,694)	(322,547)
	26,567,933	24,960,115	27,369,065
Fixed costs
Depreciation and amortization	2,366,849	2,050,739	1,433,263
Maintenance	2,038,970	1,998,128	2,334,130
Labor costs	1,815,213	1,571,511	1,542,701
Services contracted	1,414,056	1,083,176	1,301,094
Services contracted in associations	1,008,336	1,260,470	1,415,422
General costs	510,128	383,842	461,994
Materials and operating supplies	468,205	333,258	435,238
Taxes and contributions	343,505	391,032	461,624
Hydrocarbon transport services	333,671	157,463	147,733
Non-capitalized costs of projects	41,459	61,689	92,252
	10,340,392	9,291,308	9,625,451
	36,908,325	34,251,423	36,994,516

(1)	Imported products correspond mainly to diesel fuel and diluent to facilitate the transport of heavy crude oil.

(2)	Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH) derived from national production, both of the Group in direct operation and of third parties.

(3)	Includes gas royalties paid and carbon tax.

(4)	Corresponds to the capitalization of production costs to inventory.